Pro Forma Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Pro Forma Financial Information [Abstract]
Pro Forma Financial Information

16. Pro forma Financial Information

Unaudited pro forma income before tax expense for the three and nine months ended September 30, 2014 and 2013, gives effect to including the results of acquisitions of Jimmy Jacobs, L.P. (“Jimmy Jacobs”), LVLH and Grand View as of January 1, 2014 and 2013 respectively.  Unaudited pro forma income before tax expense adjusts the operating results of Jimmy Jacobs, LVLH, and Grand View to reflect the additional costs that would have been recorded assuming the fair value adjustments had been applied as of the beginning of the period presented.

Pro forma basic and diluted net income per share for the three and nine months ended September 30, 2013 gives effect to the conversion of the Company’s members’ equity into common stock as though the conversion had occurred as of the beginning of 2013. In addition, the pro forma amounts give effect to reflect income tax adjustments as if the Company were a taxable entity as of the beginning of 2013. The pro forma income tax adjustment reflects that the Company would have filed a consolidated tax return as a corporation reflecting a consolidated net income for the periods presented (in thousands, except share and per share information):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Revenues	$97,440	$94,200	$266,092	$238,646
Income before tax expense	6,722	8,411	22,607	22,288
Tax expense	2,580	2,944	8,059	7,801
Consolidated net income of Century Communities, Inc.	4,142	5,467	14,548	14,487
Less: Net income attributable to the noncontrolling interest	—	—	—	(52)
Less: Undistributed earnings allocated to participating securities	(70)	(43)	(224)	(106)
Numerator for basic and diluted pro forma EPS	$4,072	$5,424	$14,324	$14,329
Pro forma weighted average shares	21,113,708	17,075,000	18,635,986	11,457,692
Pro forma basic and diluted EPS	$0.19	$0.32	$0.77	$1.25

20. Pro forma Financial Information (Unaudited)

Unaudited pro forma income before taxes for the years ended December 31, 2013 and 2012, gives effect to including the results of Jimmy Jacobs as of the beginning of the fiscal years presented after adjusting the operating results of Jimmy Jacobs to reflect additional amortization that would have been recorded assuming the fair value adjustments to intangible assets had been applied as of January 1, 2013, and 2012.  Certain other adjustments, including those related to conforming accounting policies and adjusting acquired inventory to fair value, have not been reflected in the supplemental pro forma operating results due to the impracticability of estimating such impacts.

Pro forma basic and diluted net income per share for the years ended December 31, 2013 and 2012, gives effect to the conversion of the Company’s members’ equity into common stock as though the conversion had occurred as of the beginning of the period presented.  In addition, the pro forma amounts give effect to reflect income tax adjustments as if the Company were a taxable entity as of the beginning of the period.  The pro forma income tax adjustment reflects that the Company would have filed a consolidated tax return as a corporation reflecting a consolidated net income for the periods presented (in thousands, except share and per share information):

	Year Ended December 31,
	2013	2012
Pro forma income before taxes	$18,746	$8,289
Pro forma tax expense	(6,561)	(2,901)
Pro forma net income	12,185	5,388
Less: Net income attributable to the non-controlling interest	(52)	(1,301)
Less: Undistributed earnings allocated to participating securities	(102)	—
Numerator for basic and diluted pro forma EPS	$12,031	$4,087
Pro forma weighted average shares	12,873,562	5,000,000
Pro forma basic and diluted EPS	$0.93	$0.82